Consolidated Statements of Shareholders' Equity - CAD ($)	Common Shares	Contributed Capital	Deficit	Total
Beginning balance at Dec. 31, 2017	$ 88,121,286	$ 8,195,075	$ (74,738,952)	$ 21,577,409
Issuance of common stock on private placement (Note 115)	8,387,451			8,387,451
Issuance of warrants on private placement (Note 15)		687,896		687,896
Rights offering & finders fee (Note 15)	136,003			136,003
Issued upon exercise of stock options	5,067			5,067
Recognition of stock based compensation expense (Note 17)		386,154		386,154
Transfer from contributed capital upon exercise of stock options (Note 10)	6,441	(6,441)		0
Net (loss) income			(6,968,511)	(6,968,511)
Ending balance at Dec. 31, 2018	96,656,248	9,262,684	(81,707,463)	24,211,469
Shares purchased and retired during the year (Note 15)	(1,343,184)			(1,343,184)
Recognition of stock based compensation expense (Note 17)		43,809		43,809
Net (loss) income			3,772,908	3,772,908
Ending balance at Dec. 31, 2019	95,313,064	9,306,493	(77,934,555)	26,685,002
Issuance of common stock Employee Share Purchase Plan	14,059			14,059
Recognition of stock based compensation expense (Note 17)		49,223		49,223
Net (loss) income			(5,999,675)	(5,999,675)
Ending balance at Dec. 31, 2020	$ 95,327,123	$ 9,355,716	$ (83,934,230)	$ 20,748,609